Operating Segments - Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	$ 646,243	$ 975,080	$ 936,581
Matrix and its subsidiaries [Member]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	321,264	294,282
Sapiens and its subsidiaries [Member]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill		396,919
Magic Software and its subsidiaries [Member]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	189,798	172,515
Michpal and its subsidiaries [Member]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	86,174	70,636
ZAP Group and its subsidiaries [Member]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	36,596	32,009
Other consolidated subsidiaries [Member]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	$ 12,411	$ 8,719